Revenue from contracts with customers (Tables)	6 Months Ended
Jun. 30, 2021
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	2Q21	1Q21	2Q20	6M21	6M20
Contracts with customers (CHF million)
Investment and portfolio management	891	861	752	1,752	1,562
Other securities business	15	13	18	28	36
Underwriting	626	989	560	1,615	924
Brokerage	693	908	805	1,601	1,771
Other services	445	448	387	893	724
Total revenues from contracts with customers	2,670	3,219	2,522	5,889	5,017

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
end of	2Q21	1Q21	4Q20
Contract balances (CHF million)
Contract receivables	1,011	1,120	1,001
Contract liabilities	52	65	48
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	18	8	7

Bank
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	6M21	6M20
Contracts with customers (CHF million)
Investment and portfolio management	1,699	1,508
Other securities business	29	40
Underwriting	1,664	981
Brokerage	1,623	1,772
Other services	937	774
Total revenues from contracts with customers	5,952	5,075

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
end of	2Q21	1Q21	4Q20
Contract balances (CHF million)
Contract receivables	1,032	1,123	993
Contract liabilities	52	65	48
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	18	8	7